Note 17 - Pension Plan - Changes in Plan Assets (Details) - Pension Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair value of plan assets	$ 30,627
Expected net return on plan assets	787
Employer	603
Plan participants	336
Benefits paid	(438)
Other costs	(168)
Foreign exchange	(916)
Expected fair value of plan assets - December 31, 2016	30,830
Actuarial gain, net of foreign exchange	2,185
Fair value of plan assets	$ 33,016